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Timothy I. Kahler                                      Direct Dial: 212-704-6169
timothy.kahler@troutmansanders.com                     Fax:         212-704-6288


                                          May 12, 2005

(Via EDGAR Filing)
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1103

              RE: CADENCE RESOURCES CORPORATION (FILE NO. 0-25170)
                       REGISTRATION STATEMENT ON FORM S-4

Ladies and Gentlemen:

      On behalf of Cadence Resources Corporation ("Cadence"), we are filing herewith by EDGAR transmission a registration statement on Form S-4 relating to the proposed merger of Cadence with Aurora Energy, Ltd.

      The registration statement includes pro forma financial statements and information prepared on the basis of certain accounting principles that were discussed in detail during a conference call April 29, 2005 with certain members of the Commission staff, including Ms. Jane Poulin. To facilitate the staff's review and consideration of the registration statement, there is attached as Exhibit A to this letter a summary of the matters discussed during that conference call.

                                          Very truly yours,



                                          Timothy I. Kahler

Attachments
cc: Mr. Howard Crosby
    Mr. William Deneau
    Henry I. Rothman, Esq.
    Iris K. Linder, Esq.

TROUTMAN SANDERS LLP
ATTORNEYS AT LAW
A LIMITED LIABILITY PARTNERSHIP

                                                                       EXHIBIT A

                          CADENCE RESOURCES CORPORATION
               SUMMARY OF MATTERS DISCUSSED DURING CONFERENCE CALL
                             WITH SEC STAFF MEMBERS
                                 APRIL 29, 2005

         The matters set forth below summarize certain accounting matters that were discussed with the Commission staff during a conference call Friday, April 29, 2005. The pro forma financial statements included in the Form S-4 registration statement filed by Cadence May 12, 2005 reflect the accounting matters set forth below.

         1. AURORA WILL BE THE ONGOING ACCOUNTING ENTITY.

         The merger agreement provides that a newly formed and wholly owned subsidiary of Cadence will be merged with and into Aurora, with Aurora being the surviving corporation. As a result of the merger, Aurora will become a wholly owned subsidiary of Cadence. For accounting purposes, however, the merger transaction will be accounted for as a reverse acquisition, with Aurora being the acquiring entity.

         2. THE PURCHASE PRICE WILL BE DETERMINED BASED ON THE FAIR VALUE OF CADENCE OUTSTANDING SHARES.

         The cost of the acquisition will be determined based on the fair value of Cadence's (the accounting acquiree) outstanding shares. Such fair value will be measured as the number of its outstanding shares times the closing market price on the day of the announcement of the merger agreement with Aurora. The cost will be allocated to Cadence's assets acquired and liabilities assumed based on their estimated fair value on the date of the acquisition. The excess cost over the net amounts assigned to the assets acquired and liabilities assumed will be allocated to goodwill. Currently, the pro forma balance sheet reflects a purchase price of approximately $34 million allocated to (i) certain assets to be amortized ($2 million), (ii) oil and gas property that will not be subject to amortization ($19 million), and (iii) goodwill and other presently unidentified intangible assets ($13 million). Cadence has retained an independent third party valuation consultant to corroborate (or revise) the foregoing allocation estimates which have been made by Cadence management. Cadence believes that this consultant will complete its work within the next three to four weeks, and in any event prior to effectiveness of the Form S-4 registration statement.

         3. THE FULL COST METHOD WILL BE USED BY THE COMBINED COMPANY.

         The value of the oil and gas properties of the combined company will be accounted for using the full cost method of accounting, which is the accounting method that has been used by Aurora, the accounting acquirer. Cadence, the acquiree, previously used the successful efforts method of accounting for its oil and gas properties.

         4. ELIGIBLE FUTURE STOCK OPTIONS WILL INITIALLY BE ACCOUNTED FOR PURSUANT TO APB OPINION NO. 25.

         Until the required adoption of FAS 123(R), the combined entity will account for equity based compensation to employees using the intrinsic value method under Accounting Principles Board Opinion No. 25. The intrinsic value method is the accounting method that has been used by Aurora, the accounting acquirer.